Exhibit 99.2

January 25, 2022

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2022-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Single Family Residential Partners VI, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 561 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

BCHH, Inc.

By:	/s/Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1021813	APPARENT NON-HOA PROPERTY
1025325	APPARENT NON-HOA PROPERTY
1028439	APPARENT NON-HOA PROPERTY
1032977	APPARENT NON-HOA PROPERTY
1037154	APPARENT NON-HOA PROPERTY
1037321	APPARENT NON-HOA PROPERTY
1037332	APPARENT NON-HOA PROPERTY
1065452	APPARENT NON-HOA PROPERTY
1065922	APPARENT NON-HOA PROPERTY
1085901	APPARENT NON-HOA PROPERTY
1107910	APPARENT NON-HOA PROPERTY
1117032	APPARENT NON-HOA PROPERTY
1120994	APPARENT NON-HOA PROPERTY
1123240	APPARENT NON-HOA PROPERTY
1150244	APPARENT NON-HOA PROPERTY
1151857	APPARENT NON-HOA PROPERTY
1167076	APPARENT NON-HOA PROPERTY
1178009	APPARENT NON-HOA PROPERTY
1183587	APPARENT NON-HOA PROPERTY
1204277	APPARENT NON-HOA PROPERTY
1207077	APPARENT NON-HOA PROPERTY
1211107	APPARENT NON-HOA PROPERTY
1214213	APPARENT NON-HOA PROPERTY
1219358	APPARENT NON-HOA PROPERTY
1237038	APPARENT NON-HOA PROPERTY
1237150	APPARENT NON-HOA PROPERTY
1237346	APPARENT NON-HOA PROPERTY
1238705	APPARENT NON-HOA PROPERTY
1239022	APPARENT NON-HOA PROPERTY
1240716	APPARENT NON-HOA PROPERTY
1246934	APPARENT NON-HOA PROPERTY
1259194	APPARENT NON-HOA PROPERTY
1269528	APPARENT NON-HOA PROPERTY
1286939	APPARENT NON-HOA PROPERTY
1286971	APPARENT NON-HOA PROPERTY
1289479	APPARENT NON-HOA PROPERTY
1290831	APPARENT NON-HOA PROPERTY
1291317	APPARENT NON-HOA PROPERTY
1291641	APPARENT NON-HOA PROPERTY
1301530	APPARENT NON-HOA PROPERTY
1301534	APPARENT NON-HOA PROPERTY
1307345	APPARENT NON-HOA PROPERTY
1307390	APPARENT NON-HOA PROPERTY
1312430	APPARENT NON-HOA PROPERTY
1313439	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

1313440	APPARENT NON-HOA PROPERTY
1313443	APPARENT NON-HOA PROPERTY
1319708	APPARENT NON-HOA PROPERTY
1322227	APPARENT NON-HOA PROPERTY
1325279	APPARENT NON-HOA PROPERTY
1328001	APPARENT NON-HOA PROPERTY
1328693	APPARENT NON-HOA PROPERTY
1329365	APPARENT NON-HOA PROPERTY
1340331	APPARENT NON-HOA PROPERTY
1340496	APPARENT NON-HOA PROPERTY
1346351	APPARENT NON-HOA PROPERTY
1352867	APPARENT NON-HOA PROPERTY
1358178	APPARENT NON-HOA PROPERTY
1387371	APPARENT NON-HOA PROPERTY
1387492	APPARENT NON-HOA PROPERTY
1390007	APPARENT NON-HOA PROPERTY
1405922	APPARENT NON-HOA PROPERTY
1406001	APPARENT NON-HOA PROPERTY
1407923	APPARENT NON-HOA PROPERTY
1420446	APPARENT NON-HOA PROPERTY
1421221	APPARENT NON-HOA PROPERTY
1426334	APPARENT NON-HOA PROPERTY
1437242	APPARENT NON-HOA PROPERTY
1444569	APPARENT NON-HOA PROPERTY
1453206	APPARENT NON-HOA PROPERTY
1454565	APPARENT NON-HOA PROPERTY
1462695	APPARENT NON-HOA PROPERTY
1468369	APPARENT NON-HOA PROPERTY
1477589	APPARENT NON-HOA PROPERTY
1477844	APPARENT NON-HOA PROPERTY
1480694	APPARENT NON-HOA PROPERTY
1503251	APPARENT NON-HOA PROPERTY
1514695	APPARENT NON-HOA PROPERTY
1521900	APPARENT NON-HOA PROPERTY
1528247	APPARENT NON-HOA PROPERTY
1531287	APPARENT NON-HOA PROPERTY
1537315	APPARENT NON-HOA PROPERTY
1545435	APPARENT NON-HOA PROPERTY
1596601	APPARENT NON-HOA PROPERTY
1600725	APPARENT NON-HOA PROPERTY
1609223	APPARENT NON-HOA PROPERTY
1676461	APPARENT NON-HOA PROPERTY
1676509	APPARENT NON-HOA PROPERTY
1676569	APPARENT NON-HOA PROPERTY
1830681	APPARENT NON-HOA PROPERTY
456547	APPARENT NON-HOA PROPERTY
547170	APPARENT NON-HOA PROPERTY
671920	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

6821771	APPARENT NON-HOA PROPERTY
7163683	APPARENT NON-HOA PROPERTY
7163691	APPARENT NON-HOA PROPERTY
7163695	APPARENT NON-HOA PROPERTY
7251717	APPARENT NON-HOA PROPERTY
7269821	APPARENT NON-HOA PROPERTY
7269822	APPARENT NON-HOA PROPERTY
7287232	APPARENT NON-HOA PROPERTY
7287822	APPARENT NON-HOA PROPERTY
7304800	APPARENT NON-HOA PROPERTY
7306155	APPARENT NON-HOA PROPERTY
7306159	APPARENT NON-HOA PROPERTY
7306160	APPARENT NON-HOA PROPERTY
7306164	APPARENT NON-HOA PROPERTY
7306165	APPARENT NON-HOA PROPERTY
7307710	APPARENT NON-HOA PROPERTY
7318984	APPARENT NON-HOA PROPERTY
7381510	APPARENT NON-HOA PROPERTY
7436800	APPARENT NON-HOA PROPERTY
7437352	APPARENT NON-HOA PROPERTY
7460215	APPARENT NON-HOA PROPERTY
7466784	APPARENT NON-HOA PROPERTY
7466926	APPARENT NON-HOA PROPERTY
7473911	APPARENT NON-HOA PROPERTY
7559101	APPARENT NON-HOA PROPERTY
7650033	APPARENT NON-HOA PROPERTY
7653929	APPARENT NON-HOA PROPERTY
765784	APPARENT NON-HOA PROPERTY
7691074	APPARENT NON-HOA PROPERTY
7705177	APPARENT NON-HOA PROPERTY
7724966	APPARENT NON-HOA PROPERTY
7726979	APPARENT NON-HOA PROPERTY
7733817	APPARENT NON-HOA PROPERTY
7754381	APPARENT NON-HOA PROPERTY
7755064	APPARENT NON-HOA PROPERTY
7757885	APPARENT NON-HOA PROPERTY
7764316	APPARENT NON-HOA PROPERTY
7764709	APPARENT NON-HOA PROPERTY
7768617	APPARENT NON-HOA PROPERTY
7777209	APPARENT NON-HOA PROPERTY
7782695	APPARENT NON-HOA PROPERTY
7816640	APPARENT NON-HOA PROPERTY
7820179	APPARENT NON-HOA PROPERTY
7820856	APPARENT NON-HOA PROPERTY
7838080	APPARENT NON-HOA PROPERTY
784056	APPARENT NON-HOA PROPERTY
7860323	APPARENT NON-HOA PROPERTY
7871458	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

7872527	APPARENT NON-HOA PROPERTY
7872624	APPARENT NON-HOA PROPERTY
7874141	APPARENT NON-HOA PROPERTY
7874933	APPARENT NON-HOA PROPERTY
7878276	APPARENT NON-HOA PROPERTY
7878681	APPARENT NON-HOA PROPERTY
7878900	APPARENT NON-HOA PROPERTY
7878904	APPARENT NON-HOA PROPERTY
7879763	APPARENT NON-HOA PROPERTY
7879764	APPARENT NON-HOA PROPERTY
7879869	APPARENT NON-HOA PROPERTY
7886369	APPARENT NON-HOA PROPERTY
7889059	APPARENT NON-HOA PROPERTY
7890089	APPARENT NON-HOA PROPERTY
7890763	APPARENT NON-HOA PROPERTY
7892928	APPARENT NON-HOA PROPERTY
7894791	APPARENT NON-HOA PROPERTY
7895867	APPARENT NON-HOA PROPERTY
7896094	APPARENT NON-HOA PROPERTY
7896570	APPARENT NON-HOA PROPERTY
7897026	APPARENT NON-HOA PROPERTY
7897914	APPARENT NON-HOA PROPERTY
7898836	APPARENT NON-HOA PROPERTY
7899270	APPARENT NON-HOA PROPERTY
7899870	APPARENT NON-HOA PROPERTY
7900617	APPARENT NON-HOA PROPERTY
7902674	APPARENT NON-HOA PROPERTY
7903105	APPARENT NON-HOA PROPERTY
7903237	APPARENT NON-HOA PROPERTY
7903298	APPARENT NON-HOA PROPERTY
7903921	APPARENT NON-HOA PROPERTY
7903959	APPARENT NON-HOA PROPERTY
7909422	APPARENT NON-HOA PROPERTY
7909442	APPARENT NON-HOA PROPERTY
7909739	APPARENT NON-HOA PROPERTY
7909937	APPARENT NON-HOA PROPERTY
7912114	APPARENT NON-HOA PROPERTY
7912964	APPARENT NON-HOA PROPERTY
7913206	APPARENT NON-HOA PROPERTY
7913444	APPARENT NON-HOA PROPERTY
7913447	APPARENT NON-HOA PROPERTY
7913977	APPARENT NON-HOA PROPERTY
7914033	APPARENT NON-HOA PROPERTY
7914040	APPARENT NON-HOA PROPERTY
7914063	APPARENT NON-HOA PROPERTY
7914215	APPARENT NON-HOA PROPERTY
7914551	APPARENT NON-HOA PROPERTY
7915034	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

7916175	APPARENT NON-HOA PROPERTY
7916544	APPARENT NON-HOA PROPERTY
7919034	APPARENT NON-HOA PROPERTY
7919392	APPARENT NON-HOA PROPERTY
7919547	APPARENT NON-HOA PROPERTY
7920868	APPARENT NON-HOA PROPERTY
7923288	APPARENT NON-HOA PROPERTY
7928507	APPARENT NON-HOA PROPERTY
7929475	APPARENT NON-HOA PROPERTY
7929581	APPARENT NON-HOA PROPERTY
7929594	APPARENT NON-HOA PROPERTY
7929947	APPARENT NON-HOA PROPERTY
7930262	APPARENT NON-HOA PROPERTY
7930557	APPARENT NON-HOA PROPERTY
7930571	APPARENT NON-HOA PROPERTY
7930781	APPARENT NON-HOA PROPERTY
7931164	APPARENT NON-HOA PROPERTY
7932235	APPARENT NON-HOA PROPERTY
7932898	APPARENT NON-HOA PROPERTY
7932968	APPARENT NON-HOA PROPERTY
7933140	APPARENT NON-HOA PROPERTY
7934065	APPARENT NON-HOA PROPERTY
7934105	APPARENT NON-HOA PROPERTY
7934213	APPARENT NON-HOA PROPERTY
7934421	APPARENT NON-HOA PROPERTY
7937410	APPARENT NON-HOA PROPERTY
7938005	APPARENT NON-HOA PROPERTY
7938319	APPARENT NON-HOA PROPERTY
7938435	APPARENT NON-HOA PROPERTY
7939786	APPARENT NON-HOA PROPERTY
7940079	APPARENT NON-HOA PROPERTY
7940117	APPARENT NON-HOA PROPERTY
7940137	APPARENT NON-HOA PROPERTY
7940141	APPARENT NON-HOA PROPERTY
7940144	APPARENT NON-HOA PROPERTY
7940145	APPARENT NON-HOA PROPERTY
7940146	APPARENT NON-HOA PROPERTY
7940147	APPARENT NON-HOA PROPERTY
7941045	APPARENT NON-HOA PROPERTY
7941467	APPARENT NON-HOA PROPERTY
7941935	APPARENT NON-HOA PROPERTY
7942202	APPARENT NON-HOA PROPERTY
7942451	APPARENT NON-HOA PROPERTY
7943993	APPARENT NON-HOA PROPERTY
7944191	APPARENT NON-HOA PROPERTY
7944523	APPARENT NON-HOA PROPERTY
7945527	APPARENT NON-HOA PROPERTY
7946497	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

7946615	APPARENT NON-HOA PROPERTY
7947413	APPARENT NON-HOA PROPERTY
7948685	APPARENT NON-HOA PROPERTY
7949535	APPARENT NON-HOA PROPERTY
7949928	APPARENT NON-HOA PROPERTY
7950848	APPARENT NON-HOA PROPERTY
7951026	APPARENT NON-HOA PROPERTY
7951029	APPARENT NON-HOA PROPERTY
7953827	APPARENT NON-HOA PROPERTY
7954057	APPARENT NON-HOA PROPERTY
7954063	APPARENT NON-HOA PROPERTY
7954868	APPARENT NON-HOA PROPERTY
7954979	APPARENT NON-HOA PROPERTY
7955481	APPARENT NON-HOA PROPERTY
7955573	APPARENT NON-HOA PROPERTY
7955881	APPARENT NON-HOA PROPERTY
7956181	APPARENT NON-HOA PROPERTY
7956651	APPARENT NON-HOA PROPERTY
7957655	APPARENT NON-HOA PROPERTY
7957718	APPARENT NON-HOA PROPERTY
7958188	APPARENT NON-HOA PROPERTY
7959668	APPARENT NON-HOA PROPERTY
7960043	APPARENT NON-HOA PROPERTY
7962644	APPARENT NON-HOA PROPERTY
7962685	APPARENT NON-HOA PROPERTY
7967321	APPARENT NON-HOA PROPERTY
7968314	APPARENT NON-HOA PROPERTY
7969189	APPARENT NON-HOA PROPERTY
7969420	APPARENT NON-HOA PROPERTY
7970393	APPARENT NON-HOA PROPERTY
7970818	APPARENT NON-HOA PROPERTY
7971557	APPARENT NON-HOA PROPERTY
7974706	APPARENT NON-HOA PROPERTY
7975639	APPARENT NON-HOA PROPERTY
7975843	APPARENT NON-HOA PROPERTY
7976288	APPARENT NON-HOA PROPERTY
7977262	APPARENT NON-HOA PROPERTY
7977414	APPARENT NON-HOA PROPERTY
7977780	APPARENT NON-HOA PROPERTY
7978452	APPARENT NON-HOA PROPERTY
7978687	APPARENT NON-HOA PROPERTY
7980675	APPARENT NON-HOA PROPERTY
7980901	APPARENT NON-HOA PROPERTY
7983169	APPARENT NON-HOA PROPERTY
7988836	APPARENT NON-HOA PROPERTY
7990475	APPARENT NON-HOA PROPERTY
7991047	APPARENT NON-HOA PROPERTY
7992776	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

7994276	APPARENT NON-HOA PROPERTY
7994277	APPARENT NON-HOA PROPERTY
7994691	APPARENT NON-HOA PROPERTY
7999255	APPARENT NON-HOA PROPERTY
7999370	APPARENT NON-HOA PROPERTY
7999633	APPARENT NON-HOA PROPERTY
7999819	APPARENT NON-HOA PROPERTY
8001554	APPARENT NON-HOA PROPERTY
8002791	APPARENT NON-HOA PROPERTY
8002933	APPARENT NON-HOA PROPERTY
8004589	APPARENT NON-HOA PROPERTY
8005393	APPARENT NON-HOA PROPERTY
8007131	APPARENT NON-HOA PROPERTY
8007509	APPARENT NON-HOA PROPERTY
8007541	APPARENT NON-HOA PROPERTY
8007651	APPARENT NON-HOA PROPERTY
8011938	APPARENT NON-HOA PROPERTY
8012827	APPARENT NON-HOA PROPERTY
8018186	APPARENT NON-HOA PROPERTY
8019063	APPARENT NON-HOA PROPERTY
8019160	APPARENT NON-HOA PROPERTY
8019162	APPARENT NON-HOA PROPERTY
8019170	APPARENT NON-HOA PROPERTY
8019178	APPARENT NON-HOA PROPERTY
8019199	APPARENT NON-HOA PROPERTY
8019204	APPARENT NON-HOA PROPERTY
8019206	APPARENT NON-HOA PROPERTY
8019208	APPARENT NON-HOA PROPERTY
8019212	APPARENT NON-HOA PROPERTY
8019220	APPARENT NON-HOA PROPERTY
8019227	APPARENT NON-HOA PROPERTY
8019234	APPARENT NON-HOA PROPERTY
8019242	APPARENT NON-HOA PROPERTY
8019246	APPARENT NON-HOA PROPERTY
8019251	APPARENT NON-HOA PROPERTY
8019262	APPARENT NON-HOA PROPERTY
8019263	APPARENT NON-HOA PROPERTY
8019269	APPARENT NON-HOA PROPERTY
8019273	APPARENT NON-HOA PROPERTY
8019281	APPARENT NON-HOA PROPERTY
8019284	APPARENT NON-HOA PROPERTY
8019286	APPARENT NON-HOA PROPERTY
8019287	APPARENT NON-HOA PROPERTY
8019288	APPARENT NON-HOA PROPERTY
8019290	APPARENT NON-HOA PROPERTY
8022532	APPARENT NON-HOA PROPERTY
8022762	APPARENT NON-HOA PROPERTY
8023294	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

8023560	APPARENT NON-HOA PROPERTY
8023967	APPARENT NON-HOA PROPERTY
8029387	APPARENT NON-HOA PROPERTY
8029500	APPARENT NON-HOA PROPERTY
8029522	APPARENT NON-HOA PROPERTY
8030184	APPARENT NON-HOA PROPERTY
8030267	APPARENT NON-HOA PROPERTY
8033528	APPARENT NON-HOA PROPERTY
8034913	APPARENT NON-HOA PROPERTY
8036053	APPARENT NON-HOA PROPERTY
8036061	APPARENT NON-HOA PROPERTY
8036640	APPARENT NON-HOA PROPERTY
8036840	APPARENT NON-HOA PROPERTY
8041054	APPARENT NON-HOA PROPERTY
8041395	APPARENT NON-HOA PROPERTY
8044005	APPARENT NON-HOA PROPERTY
8044213	APPARENT NON-HOA PROPERTY
8044567	APPARENT NON-HOA PROPERTY
8044960	APPARENT NON-HOA PROPERTY
8049417	APPARENT NON-HOA PROPERTY
8049525	APPARENT NON-HOA PROPERTY
8052944	APPARENT NON-HOA PROPERTY
8053320	APPARENT NON-HOA PROPERTY
8053343	APPARENT NON-HOA PROPERTY
8053471	APPARENT NON-HOA PROPERTY
8053644	APPARENT NON-HOA PROPERTY
8054929	APPARENT NON-HOA PROPERTY
8055605	APPARENT NON-HOA PROPERTY
8055961	APPARENT NON-HOA PROPERTY
8056881	APPARENT NON-HOA PROPERTY
8060811	APPARENT NON-HOA PROPERTY
8062923	APPARENT NON-HOA PROPERTY
8062976	APPARENT NON-HOA PROPERTY
8063428	APPARENT NON-HOA PROPERTY
8063892	APPARENT NON-HOA PROPERTY
8064894	APPARENT NON-HOA PROPERTY
8065825	APPARENT NON-HOA PROPERTY
8066904	APPARENT NON-HOA PROPERTY
8067227	APPARENT NON-HOA PROPERTY
8067349	APPARENT NON-HOA PROPERTY
8068509	APPARENT NON-HOA PROPERTY
8069512	APPARENT NON-HOA PROPERTY
8071924	APPARENT NON-HOA PROPERTY
8073905	APPARENT NON-HOA PROPERTY
8074772	APPARENT NON-HOA PROPERTY
8074902	APPARENT NON-HOA PROPERTY
8076415	APPARENT NON-HOA PROPERTY
8076704	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

807726	APPARENT NON-HOA PROPERTY
8078298	APPARENT NON-HOA PROPERTY
8078748	APPARENT NON-HOA PROPERTY
8079074	APPARENT NON-HOA PROPERTY
8080918	APPARENT NON-HOA PROPERTY
8084222	APPARENT NON-HOA PROPERTY
8085182	APPARENT NON-HOA PROPERTY
8085262	APPARENT NON-HOA PROPERTY
8089046	APPARENT NON-HOA PROPERTY
8089485	APPARENT NON-HOA PROPERTY
8095532	APPARENT NON-HOA PROPERTY
8098810	APPARENT NON-HOA PROPERTY
8102212	APPARENT NON-HOA PROPERTY
8102470	APPARENT NON-HOA PROPERTY
8102760	APPARENT NON-HOA PROPERTY
8106644	APPARENT NON-HOA PROPERTY
8106682	APPARENT NON-HOA PROPERTY
8106928	APPARENT NON-HOA PROPERTY
8107910	APPARENT NON-HOA PROPERTY
8108494	APPARENT NON-HOA PROPERTY
8109443	APPARENT NON-HOA PROPERTY
8110336	APPARENT NON-HOA PROPERTY
8112107	APPARENT NON-HOA PROPERTY
8112530	APPARENT NON-HOA PROPERTY
8112532	APPARENT NON-HOA PROPERTY
8112581	APPARENT NON-HOA PROPERTY
8112583	APPARENT NON-HOA PROPERTY
8112585	APPARENT NON-HOA PROPERTY
8116168	APPARENT NON-HOA PROPERTY
8116883	APPARENT NON-HOA PROPERTY
8118338	APPARENT NON-HOA PROPERTY
8119535	APPARENT NON-HOA PROPERTY
8120572	APPARENT NON-HOA PROPERTY
8120909	APPARENT NON-HOA PROPERTY
8121629	APPARENT NON-HOA PROPERTY
8121712	APPARENT NON-HOA PROPERTY
8122089	APPARENT NON-HOA PROPERTY
8122466	APPARENT NON-HOA PROPERTY
8123189	APPARENT NON-HOA PROPERTY
8123678	APPARENT NON-HOA PROPERTY
8124463	APPARENT NON-HOA PROPERTY
8124662	APPARENT NON-HOA PROPERTY
8127884	APPARENT NON-HOA PROPERTY
8129111	APPARENT NON-HOA PROPERTY
8129707	APPARENT NON-HOA PROPERTY
8130393	APPARENT NON-HOA PROPERTY
8133652	APPARENT NON-HOA PROPERTY
8134109	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

8136488	APPARENT NON-HOA PROPERTY
8137321	APPARENT NON-HOA PROPERTY
8142652	APPARENT NON-HOA PROPERTY
8143054	APPARENT NON-HOA PROPERTY
8143618	APPARENT NON-HOA PROPERTY
8146346	APPARENT NON-HOA PROPERTY
8148027	APPARENT NON-HOA PROPERTY
8148778	APPARENT NON-HOA PROPERTY
8149015	APPARENT NON-HOA PROPERTY
8150421	APPARENT NON-HOA PROPERTY
8152188	APPARENT NON-HOA PROPERTY
8155026	APPARENT NON-HOA PROPERTY
8157893	APPARENT NON-HOA PROPERTY
8158426	APPARENT NON-HOA PROPERTY
8161151	APPARENT NON-HOA PROPERTY
8163032	APPARENT NON-HOA PROPERTY
8163039	APPARENT NON-HOA PROPERTY
8168143	APPARENT NON-HOA PROPERTY
8168368	APPARENT NON-HOA PROPERTY
8171929	APPARENT NON-HOA PROPERTY
8172294	APPARENT NON-HOA PROPERTY
8172677	APPARENT NON-HOA PROPERTY
8173070	APPARENT NON-HOA PROPERTY
8175097	APPARENT NON-HOA PROPERTY
8175239	APPARENT NON-HOA PROPERTY
8177116	APPARENT NON-HOA PROPERTY
8183477	APPARENT NON-HOA PROPERTY
8185830	APPARENT NON-HOA PROPERTY
8187672	APPARENT NON-HOA PROPERTY
8189124	APPARENT NON-HOA PROPERTY
8189288	APPARENT NON-HOA PROPERTY
8191894	APPARENT NON-HOA PROPERTY
8192493	APPARENT NON-HOA PROPERTY
8198780	APPARENT NON-HOA PROPERTY
8200595	APPARENT NON-HOA PROPERTY
8201634	APPARENT NON-HOA PROPERTY
8204553	APPARENT NON-HOA PROPERTY
8205972	APPARENT NON-HOA PROPERTY
8207678	APPARENT NON-HOA PROPERTY
8209964	APPARENT NON-HOA PROPERTY
8214782	APPARENT NON-HOA PROPERTY
8215590	APPARENT NON-HOA PROPERTY
8216708	APPARENT NON-HOA PROPERTY
8217719	APPARENT NON-HOA PROPERTY
8223492	APPARENT NON-HOA PROPERTY
8224502	APPARENT NON-HOA PROPERTY
8228737	APPARENT NON-HOA PROPERTY
8230941	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

8238302	APPARENT NON-HOA PROPERTY
8241712	APPARENT NON-HOA PROPERTY
8244617	APPARENT NON-HOA PROPERTY
8253153	APPARENT NON-HOA PROPERTY
8254097	APPARENT NON-HOA PROPERTY
8256320	APPARENT NON-HOA PROPERTY
8257223	APPARENT NON-HOA PROPERTY
8258052	APPARENT NON-HOA PROPERTY
8260890	APPARENT NON-HOA PROPERTY
8262832	APPARENT NON-HOA PROPERTY
8267694	APPARENT NON-HOA PROPERTY
8269588	APPARENT NON-HOA PROPERTY
8271759	APPARENT NON-HOA PROPERTY
8273282	APPARENT NON-HOA PROPERTY
8273822	APPARENT NON-HOA PROPERTY
8276093	APPARENT NON-HOA PROPERTY
8280871	APPARENT NON-HOA PROPERTY
8282446	APPARENT NON-HOA PROPERTY
8282498	APPARENT NON-HOA PROPERTY
8283435	APPARENT NON-HOA PROPERTY
8283437	APPARENT NON-HOA PROPERTY
8283439	APPARENT NON-HOA PROPERTY
8285288	APPARENT NON-HOA PROPERTY
8287881	APPARENT NON-HOA PROPERTY
8287950	APPARENT NON-HOA PROPERTY
8289508	APPARENT NON-HOA PROPERTY
8291618	APPARENT NON-HOA PROPERTY
8293789	APPARENT NON-HOA PROPERTY
8294822	APPARENT NON-HOA PROPERTY
8295549	APPARENT NON-HOA PROPERTY
8296977	APPARENT NON-HOA PROPERTY
8297137	APPARENT NON-HOA PROPERTY
8298808	APPARENT NON-HOA PROPERTY
8299317	APPARENT NON-HOA PROPERTY
8300254	APPARENT NON-HOA PROPERTY
8300406	APPARENT NON-HOA PROPERTY
8301257	APPARENT NON-HOA PROPERTY
8326456	APPARENT NON-HOA PROPERTY
8326564	APPARENT NON-HOA PROPERTY
8328531	APPARENT NON-HOA PROPERTY
8333779	APPARENT NON-HOA PROPERTY
8333793	APPARENT NON-HOA PROPERTY
8342301	APPARENT NON-HOA PROPERTY
8345071	APPARENT NON-HOA PROPERTY
8348520	APPARENT NON-HOA PROPERTY
8352109	APPARENT NON-HOA PROPERTY
8368292	APPARENT NON-HOA PROPERTY
8375037	APPARENT NON-HOA PROPERTY

Property ID	HOA Status

8384098	APPARENT NON-HOA PROPERTY
8384110	APPARENT NON-HOA PROPERTY
8384118	APPARENT NON-HOA PROPERTY
8388858	APPARENT NON-HOA PROPERTY
8396958	APPARENT NON-HOA PROPERTY
8402356	APPARENT NON-HOA PROPERTY
8402357	APPARENT NON-HOA PROPERTY
8402359	APPARENT NON-HOA PROPERTY
8402363	APPARENT NON-HOA PROPERTY
8403858	APPARENT NON-HOA PROPERTY
8404297	APPARENT NON-HOA PROPERTY
8409426	APPARENT NON-HOA PROPERTY
8409428	APPARENT NON-HOA PROPERTY
8409432	APPARENT NON-HOA PROPERTY
8409449	APPARENT NON-HOA PROPERTY
8409450	APPARENT NON-HOA PROPERTY
8409452	APPARENT NON-HOA PROPERTY
8409455	APPARENT NON-HOA PROPERTY
8416273	APPARENT NON-HOA PROPERTY
8430268	APPARENT NON-HOA PROPERTY
8432915	APPARENT NON-HOA PROPERTY
8444313	APPARENT NON-HOA PROPERTY
8444314	APPARENT NON-HOA PROPERTY
8444315	APPARENT NON-HOA PROPERTY
8454904	APPARENT NON-HOA PROPERTY
8455500	APPARENT NON-HOA PROPERTY
8456144	APPARENT NON-HOA PROPERTY
8494121	APPARENT NON-HOA PROPERTY
8494123	APPARENT NON-HOA PROPERTY
850984	APPARENT NON-HOA PROPERTY
883855	APPARENT NON-HOA PROPERTY
887008	APPARENT NON-HOA PROPERTY
965319	APPARENT NON-HOA PROPERTY
968650	APPARENT NON-HOA PROPERTY
974021	APPARENT NON-HOA PROPERTY
993835	APPARENT NON-HOA PROPERTY